Mineral Properties	9 Months Ended
Sep. 30, 2021
Mineral Properties
Note 7 - Mineral Properties

Note 7 - Mineral Properties

Fish Lake Valley

On April 29, 2021 we signed a Letter Of Intent (LOI) with Altura Mining Limited an Australian Lithium explorer and developer, whereby the Altura can earn a 60% interest in the Fish Lake Valley property by paying the Company $675,000, issuing the equivalent of $500,000 worth of Altura stock, and expending $2,000,000 of exploration work in the next four years. To date Altura has paid the initial $50,000 due at the signing of the LOI, and the parties had until July 31, 2021 to enter into a formal agreement, however Lithium Corporation agreed to extend the due diligence period until August 31, 2021.

San Emidio

On September 16th 2021 Lithium Corporation signed an agreement with Surge Battery Metals whereby Surge may earn an 80% interest in the Company’s San Emidio lithium-in-brine prospect in Washoe County Nevada. Pursuant to the terms of the Agreement, the Company may exercise the Property option as follows:

Make cash payments and share issuances to the Optionor in the following manner:

•	US$50,000 on signing the Agreement and issue 200,000 common shares on the Closing Date (received); and
•	US$70,000 and US$30,000 in common shares on or before the first anniversary of the Effective Date; and
•	US$70,000 and US$30,000 in common shares on or before the second anniversary of the Effective Date; and
•	US$70,000 and US$50,000 in common shares on or before third anniversary of the Effective Date; and
•	US$70,000 and US$70,000 in common shares on or before the fourth anniversary of the Effective Date; and
•	US$70,000 and US$90,000 in common shares on or before the fifth anniversary of the Effective Date.

Incur a minimum in Expenditures for exploration and development work on the Property of US$1,000,000 as follows:

•	US$100,000 of Expenditures to be incurred, or caused to be incurred, by the Optionee on the Property on or before the first anniversary of the Effective Date; and
•	a cumulative total of US$250,000 of Expenditures to be incurred, or caused to be incurred, by the Optionee on the Property on or before the second anniversary of the Effective Date; and
•	a cumulative total of US$450,000 of Expenditures to be incurred, or caused to be incurred, by the Optionee on the Property on or before the third anniversary of the Effective Date; and
•	a cumulative total of US$700,000 of Expenditures to be incurred, or caused to be incurred, by the Optionee on the Property on or before the fourth anniversary of the Effective Date; and
•	a cumulative total of US$1,000,000 of Expenditures to be incurred, or caused to be incurred, by the Optionee on the Property on or before the fifth anniversary of the Effective Date.

Once all conditions are met the Optionee will be deemed to have earned an undivided 80% interest in the property, and a Joint Venture will before. Should either party not contribute once the JV commences their interest will be diluted until such point that should they eventually own less than 10% their interest will revert to a 2.5% Net Smelter Revenue.